Description of Business - Electric & Gas Utilities - United States (Details) km in Thousands	12 Months Ended
	Dec. 31, 2016 station county km MW	Oct. 31, 2016	Oct. 14, 2016 station
ITC
Public Utilities, General Disclosures [Line Items]
Peak transmission line capacity (MW) (more than)	26,000
Area of operation (km) | km	25
Number of third-party generating stations with transmission assets | station	570		570
TEP and UNS Electric, Inc
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	2,994
TEP and UNS Electric, Inc | Solar
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	54
TEP and UNS Electric, Inc | Coal
Public Utilities, General Disclosures [Line Items]
Generating Capacity, Percent	47.00%
Central Hudson
Public Utilities, General Disclosures [Line Items]
Number of countries in which entity operates | county	8
Central Hudson | Gas-Fired and Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	64
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)		80.10%	80.10%
Noncontrolling ownership (percent)		19.90%	19.90%